SHARE BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2013
SHARE BASED COMPENSATION [Abstract]
Schedule of Outstanding and Vested Stock Options

The following table summarizes information related to the outstanding and vested options at September 30, 2013:

                                                   Outstanding and

                                                    Vested Options

                                                      and Warrants

                                                -------------------

Number of shares

  Non-Qualified stock options                            2,250,000

  2013 Stock Incentive Plan                              2,200,000

Weighted average remaining contractual life

  Non-Qualified stock options                            2.4 years

  2013 Stock Incentive Plan                              1.2 years

Weighted average exercise price

  Non-Qualified stock options                                $0.10

  2013 Stock Incentive Plan                                  $0.47

Number of shares vested

  Non-Qualified stock options                              429,452

  2013 Stock Incentive Plan                              1,062,466

Aggregate intrinsic value

  Non-Qualified stock options                                   $0

  2013 Stock Incentive Plan                                     $0

Schedule of Assumptions Used In Valuing Stock Options

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         76%

         Expected Option Term               1-3 years

         Risk-free interest rate            2.90%

         Expected dividend yield            0.00%